7. Stockholders' Equity (Details Narrative)	9 Months Ended
Dec. 31, 2015 USD ($) shares
Former officers and stockholders [Member]
Debt forgiven	$ 26,731
Accrued compensation forgiven	$ 15,400
Perfecular [Member]
Stock issued in merger/acquisition, shares | shares	27,994,706
Stock issued in exchange for notes payable, shares issued | shares	16,054
Stock issued in exchange for notes payable, notes value	$ 57,313
Debt forgiven	$ 72,687